Financial Instruments and Risk Management	9 Months Ended
Sep. 30, 2022
Financial Instruments and Risk Management

21.	Financial Instruments and Risk Management

The Company is exposed, through its operations, to the following financial risks:

a)	Market risk
b)	Credit risk
c)	Liquidity risk

The Company is exposed to risks that arise from its use of financial instruments. This note describes the Company’s objectives, policies, and processes for managing those risks and the methods used to measure them. Further quantitative information in respect of these risks is presented throughout these Statements.

There have been no substantive changes in the Company’s exposure to financial instrument risks, its objectives, polices and processes for managing those risks or the methods used to measure them from previous reported periods unless otherwise stated in the note. The overall objective of management is to set policies that seek to reduce risk as far as possible without unduly affecting the Company’s competitiveness and flexibility. Further details regarding these policies are set out below.

a)	Market risk

Market risk is the risk of loss that may arise from changes in market factors such as foreign currency exchange, interest rates and equity price risk.

21.	Financial Instruments and Risk Management (continued)

(i)	Foreign currency risk:

Foreign currency risk is the risk that the fair values of future cash flows of a financial instrument will fluctuate because they are denominated in currencies that differ from the respective functional currency. The Company and its subsidiaries are exposed to currency risk as it has transactions denominated in currencies that are different from their functional currencies. The Company does not hedge its exposure to fluctuations in foreign exchange rates.

As at September 30, 2022, the Company’s significant foreign exchange currency exposure on its financial instruments, expressed in USD was as follows:

If the CAD strengthened or weakened against the USD by 10% the exchange rate fluctuation would impact net loss by $543,401 at September 30, 2022 (December 31, 2021 - $201,206).

(ii)	Interest rate risk:

Interest rate risk is the risk that future cash flows will fluctuate because of changes in market interest rates. The interest earned on cash is insignificant and the Company does not rely on interest income to fund its operations. The Company has significant debt facilities, including convertible debt and promissory notes and loans payable. As the debt facilities are incurring a fixed rate of interest, the Company is not significantly exposed to interest rate risk.

(iii)	Other price risk:

Other price risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. The Company does not hold equity investments in other entities and therefore is not exposed to a significant risk.

b)	Credit risk

Credit risk is the risk of an unexpected loss if a customer or third party to a financial instrument fails to meet its contractual obligations.

The Company is subject to credit risk on its cash. The Company limits its exposure to credit loss on cash by placing its cash with a high-quality financial institution.

c)	Liquidity risk

Liquidity risk arises from the Company’s general and capital financing needs. The Company continuously monitors and reviews both actual and forecasted cash flows, and also matches the maturity profile of financial assets and liabilities, when feasible.

The table below summarizes the maturity profile of the Company’s contractual cashflows.

As at September 30, 2022	Less than 1 year	1 - 2 years	Later than 2 years	Total

Accounts payable	$1,904,876	$-	$-	$1,904,876
Loans payable	49,989	40,315	-	90,304
Lease liability	3,988	5,650	-	9,638
Total liabilities	$1,958,853	$45,965	$-	$2,004,818

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Interim Financial Statements

For the nine months ended September 30, 2022 and 2021

(Expressed in U.S. dollars)

(Unaudited)

21.	Financial Instruments and Risk Management (continued)

As at December 31, 2021	Less than 1 year	1 - 2 years	Later than 2 years	Total

Accounts payable	$852,481	$-	$-	$852,481
Loans payable	630,534	18,513	-	649,047
Lease liability	6,732	8,592	-	15,324
Total liabilities	$1,489,747	$27,105	$-	$1,516,852